Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 6,382	$ 19,060
Restricted cash (note 4)	7,500	1,920
Accounts receivable (note 5)	13,979	11,130
Unbilled receivables	12,080	10,967
Inventory (note 6)	10,005	6,020
Prepaid expenses and other	3,067	6,878
Assets, Current, Total	53,013	55,975
Property, plant, and equipment, net (note 7)	14,038	7,261
Intangibles, net (note 8)	8,999	10,008
Other assets (note 9)	3,013	2,243
Goodwill	6,498	6,498
Total assets	85,561	81,985
Current liabilities
Accounts payable and accrued liabilities (note 10)	18,335	21,216
Deferred revenue	9,500	10,182
Liabilities, Current, Total	27,835	31,398
Other liabilities	1,501	0
Long term debt, net of discount (note 21)	21,204	0
Liabilities, Noncurrent, Total	22,705	0
Total liabilities	50,540	31,398
Share capital (note 11)
Common Shares, unlimited number of voting common shares authorized; 52,030,966 and 46,061,211 issued and outstanding at December 31, 2013 and December 31, 2012, respectively	166,959	147,819
Additional paid-in capital	11,337	4,861
Deficit	(143,740)	(101,740)
Accumulated other comprehensive income (loss)	465	(353)
Stockholders' Equity Attributable to Parent, Total	35,021	50,587
Commitments and contingencies (note 13)
Total liabilities and shareholders' equity	$ 85,561	$ 81,985